Goodwill and impairment review of goodwill - Disclosure of goodwill by segment (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 10,300	$ 14,888	$ 12,472
gas & low carbon energy
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,185	5,166
Amount by which unit's recoverable amount exceeds its carrying amount	2,917	2,026
gas & low carbon energy | Upstream gas businesses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,260	2,228
Amount by which unit's recoverable amount exceeds its carrying amount	2,917	2,026
gas & low carbon energy | Transition businesses [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	925	2,938
Amount by which unit's recoverable amount exceeds its carrying amount	0
oil production & operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,870	4,925
Amount by which unit's recoverable amount exceeds its carrying amount	13,748	12,432
customers & productsa
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,245	4,797
customers & productsa | Castrol
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	0	2,615
customers & productsa | US fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	844	828
customers & productsa | European fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	823	801
customers & productsa | Other Products [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	578	553
other businesses & corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 0	$ 0